Expense Example {- Fidelity Women's Leadership Fund} - 04.30 Fidelity Women's Leadership Fund Retail PRO-03 - Fidelity Women's Leadership Fund - Fidelity Women's Leadership Fund	Jun. 29, 2021 USD ($)
Expense Example:
1 year	$ 92
3 years	323
5 years	580
10 years	$ 1,316